EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on March 30, 2015 (Accession No. 0001193125-15-111235), to the Prospectus and Statement of Additional Information dated March 13, 2015, for the Deutsche X-trackers Dow Jones Hedged International Real Estate ETF and Deutsche X-trackers S&P Hedged Global Infrastructure ETF, each a series of DBX ETF Trust.